RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2025
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 23 – RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses, excluding stock-based compensation, depreciation and lease amortization expenses, allocated to our major research and development programs are as follows:

In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2025	2024	2023
Research and Development Program	$-	$-	$-
Alzheimer’s Disease: Therapeutics	-	-	-
Anti-Infectives	-	-	-
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	1,223	2,910	2,763
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	-	-	-
Total	$1,223	$2,910	$2,763